Prospectus Supplement dated Sept. 19, 2014
	Product Name	Prospectus Form #
		National	New York
1.	RiverSource Retirement Advisor Advantage Plus® Variable Annuity/ RiverSource Retirement Advisor Select Plus® Variable Annuity	S-6273 T (5/14)	S-6362 N (5/14)
2.	RiverSource Retirement Advisor 4 Advantage® Variable Annuity/ RiverSource Retirement Advisor 4 Select® Variable Annuity/ RiverSource Retirement Advisor 4 Access® Variable Annuity	S-6503 L (5/14)	S-6504 L (5/14)
3.	RiverSource® RAVA 5 Advantage® Variable Annuity/ RiverSource® RAVA 5 Select® Variable Annuity/ RiverSource® RAVA 5 Access® Variable Annuity	140463 E (5/14)	140464 E (5/14)
4.	RiverSource® AccessChoice Select Variable Annuity	273416 R (5/14)
5.	RiverSource® Builder Select Variable Annuity	45303 R (5/14)
6.	RiverSource® Endeavor Select Variable Annuity	273417 R (5/14)	273480 R (4/13)
7.	RiverSource® FlexChoice Select Variable Annuity	45307 R (5/14)	274320 J (4/13)
8.	RiverSource® Innovations Classic Select Variable Annuity	45312 N (5/14)
9.	RiverSource® Innovations Select Variable Annuity	45304 R (5/14)	45313 P (4/13)
10.	RiverSource® Signature One Select Variable Annuity	45301 R (5/14)
11.	RiverSource® Signature Select Variable Annuity	45300 R (5/14)
12.	Evergreen New Solutions Select Variable Annuity	45308 P (5/14)
13.	Evergreen PathwaysSM Select Variable Annuity	45309 P (5/14)
14.	Wells Fargo Advantage ChoiceSM Select Variable Annuity	45305 P (5/14)
15.	Wells Fargo Advantage® Select Variable Annuity	45302 P (5/14)

The information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

This supplement describes changes to the fees for certain riders.

Effective October 18, 2014, the fees for the Accumulation Protector Benefit rider or Accumulation Benefit rider are changed for elective step up or the elective spousal continuation step up requests.

I.	For products 1 and 2 in the table on page 1 of this supplement, the following hereby replaces the corresponding paragraphs in the “Expense Summary — Optional Living Benefits”, “Optional Living Benefit Charges — Accumulation Benefit Rider Charge” and “Guaranteed Minimum Accumulation Benefit (Accumulation Benefit) Rider” sections of the prospectus:

Expense Summary — Optional Living Benefits

Accumulation Benefit rider fee

Current annual rider fees for elective step up or elective spousal continuation step up are shown in the table below.

		If invested in Portfolio Navigator at the time of step up:			If invested in Portfolio Stabilizer at the time of step up:
Product	Contract purchase date	Current annual rider fee for elective step ups before 10/20/12	Current annual rider fee for elective step ups on or after 10/20/12, but before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14	Current annual rider fee for elective step ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14
Product 1 and Product 2	prior to 1/26/2009	0.60%	1.75%	1.60%	1.30%	1.00%
Product 2	1/26/2009– 5/31/2009	0.80%	1.75%	1.60%	1.30%	1.00%
Product 2	11/09/2009– 10/03/2010	1.25%	1.75%	1.60%	1.30%	1.00%
Product 2	10/04/2010 and later	1.50%	1.75%	1.60%	1.30%	1.00%

Optional Living Benefit Charges — Accumulation Benefit Rider Fee

If you request an elective step up or the elective spousal continuation step up, the fee that will apply to your rider will correspond to the fund in which you are invested at that time, as shown in the table below.

		If invested in Portfolio Navigator at the time of step up:			If invested in Portfolio Stabilizer at the time of step up:
Product	Contract purchase date	Initial annual rider fee and Current annual rider fee for elective step ups before 10/20/12	Current annual rider fee for elective step ups on or after 10/20/12, but before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14	Current annual rider fee for elective step ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14
Product 1 and Product 2	prior to 1/26/2009	0.60%	1.75%	1.60%	1.30%	1.00%
Product 2	1/26/2009– 5/31/2009	0.80%	1.75%	1.60%	1.30%	1.00%
Product 2	11/09/2009– 10/03/2010	1.25%	1.75%	1.60%	1.30%	1.00%
Product 2	10/04/2010 and later	1.50%	1.75%	1.60%	1.30%	1.00%

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER –

Elective Step up option

The last paragraph of this section is replaced with the following:

We have the right to restrict the elective step up option on inherited IRAs, but we currently allow them. Please consider carefully if an elective step up is appropriate if you own an inherited IRA because the elective step up will restart the waiting period and the required minimum distributions for an inherited IRA may significantly decrease the future benefit payable under this rider. We reserve the right to restrict the elective step up option on inherited IRAs in the future.

The elective step up option is not available if the benefit date would be after the annuitization start date.

II.	For product 3 in the table on page 1 of this supplement, the following hereby replaces the corresponding paragraphs in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Protector Benefit Rider Charge” sections of the prospectus:

Expense Summary — Optional Living Benefits

Accumulation Protector Benefit rider fee

Current annual rider fees for elective step up or elective spousal continuation step up are shown in the table below.

	If invested in Portfolio Navigator at the time of step up:			If invested in Portfolio Stabilizer at the time of step up:
For applications signed	Current annual rider fee for elective step ups before 10/20/12	Current annual rider fee for elective step ups on or after 10/20/12, but before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14	Current annual rider fee for elective step ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14
prior to 10/04/2010	1.25%	1.75%	1.60%	1.30%	1.00%
10/04/2010–11/13/2011	1.50%	1.75%	1.60%	1.30%	1.00%
11/14/2011 and later	1.75%	1.75%	1.60%	1.30%	1.00%

Optional Living Benefit Charges — Accumulation Protector Benefit Rider Charge

If you request an elective step up or the elective spousal continuation step up, the fee that will apply to your rider will correspond to the fund in which you are invested at that time, as shown in the table below.

	If invested in Portfolio Navigator at the time of step up:			If invested in Portfolio Stabilizer at the time of step up:
For applications signed	Initial annual rider fee and Current annual rider fee for elective step ups before 10/20/12	Current annual rider fee for elective step ups on or after 10/20/12, but before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14	Current annual rider fee for elective step ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14
prior to 10/04/2010	1.25%	1.75%	1.60%	1.30%	1.00%
10/04/2010–11/13/2011	1.50%	1.75%	1.60%	1.30%	1.00%
11/14/2011 and later	1.75%	1.75%	1.60%	1.30%	1.00%

III.	For products 4-15 in the table on page 1 of this supplement, the following hereby replaces the corresponding paragraphs in the “Expense Summary — Optional Living Benefits”, “Optional Living Benefit Charges — Accumulation Protector Benefit Rider Charge” and “Accumulation Protector Benefit Rider” sections of the prospectus:

Expense Summary — Optional Living Benefits

Accumulation Protector Benefit rider fee

Current rider fees for elective step up or elective spousal continuation step up are shown in the table below.

Current Contract:

	If invested in Portfolio Navigator at the time of step up:			If invested in Portfolio Stabilizer at the time of step up:
For application signed:	Current annual rider fee for elective step ups before 10/20/12	Current annual rider fee for elective step ups on or after 10/20/12, but before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14	Current annual rider fee for elective step ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14
May 3, 2010–July 18, 2010	0.95%	1.75%	1.60%	1.30%	1.00%
July 19, 2010–Oct. 3, 2010	1.10%	1.75%	1.60%	1.30%	1.00%
Oct. 4, 2010 through Dec. 31, 2010	1.50%	1.75%	1.60%	1.30%	1.00%

Original Contract:

	If invested in Portfolio Navigator at the time of step up:			If invested in Portfolio Stabilizer at the time of step up:
For application signed:	Current annual rider fee for elective step ups before 4/29/13	Current annual rider fee for elective step ups on or after 4/29/13, but before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14	Current annual rider fee for elective step ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14
prior to Jan. 26, 2009	0.55%	1.75%	1.60%	1.30%	1.00%
Jan. 26, 2009–May 31, 2009	0.80%	1.75%	1.60%	1.30%	1.00%

Optional Living Benefit Charges — Accumulation Protector Benefit Rider Fee

If you request an elective step up or the elective spousal continuation step up, the fee that will apply to your rider will correspond to the fund in which you are invested at that time, as shown in the table below.

Current Contract:

	If invested in Portfolio Navigator at the time of step up:			If invested in Portfolio Stabilizer at the time of step up:
For application signed:	Initial annual rider fee and Current annual rider fee for elective step ups before 10/20/12	Current annual rider fee for elective step ups on or after 10/20/12, but before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14	Current annual rider fee for elective step ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14
May 3, 2010–July 18, 2010	0.95%	1.75%	1.60%	1.30%	1.00%
July 19, 2010–Oct. 3, 2010	1.10%	1.75%	1.60%	1.30%	1.00%
Oct. 4, 2010 through Dec. 31, 2010	1.50%	1.75%	1.60%	1.30%	1.00%

Original Contract:

For application signed:	Initial annual rider fee and Current annual rider fee for elective step ups before 4/29/13	Current annual rider fee for elective step ups on or after 4/29/13, but before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14	Current annual rider fee for elective step ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14
prior to Jan. 26, 2009	0.55%	1.75%	1.60%	1.30%	1.00%
Jan. 26, 2009–May 31, 2009	0.80%	1.75%	1.60%	1.30%	1.00%

ACCUMULATION PROTECTOR BENEFIT RIDER – Elective Step Up Option

The last paragraph of this section is replaced with the following:

For Original Contracts:

We have the right to restrict the elective step up option on inherited IRAs, but we currently allow them. Please consider carefully if an elective step up is appropriate if you own an inherited IRA because the elective step up will restart the waiting period and the required minimum distributions for an inherited IRA may significantly decrease the future benefit payable under this rider. We reserve the right to restrict the elective step up option on inherited IRAs in the future.

The elective step up option is not available if the benefit date would be after the annuitization start date.

For Current Contracts:

The elective step up option is not available for inherited IRAs or if the benefit date would be after the annuitization start date.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6273-26 A (9/14)